Revenues (Tables)	12 Months Ended
Dec. 31, 2017
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Revenues by Category

Revenues by category for the years ended December 31, 2015, 2016 and 2017 are as follows:

	(In millions of yen)
	2015	2016	2017
Sale of goods	4,250	8,056	10,823
Rendering of services	115,515	131,201	154,356
Royalties	641	1,447	1,968

Total	120,406	140,704	167,147